Consolidated Statements of Changes in Shareholders’ Deficit	Predecessor Ordinary Shares HKD ($)	Predecessor Other reserves HKD ($)	Predecessor Accumulated other comprehensive income HKD ($)	Predecessor Accumulated Deficit HKD ($)	Predecessor HKD ($)	Successor Accumulated Deficit HKD ($)	Successor HKD ($)	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Other reserves HKD ($)	Other reserves USD ($)	Accumulated other comprehensive income HKD ($)	Accumulated other comprehensive income USD ($)	Accumulated Deficit HKD ($)	Accumulated Deficit USD ($)	HKD ($)	USD ($)
Balance (in Dollars)								$ 20,000						$ (599,000)		$ (579,000)
Balance at Sep. 30, 2020								$ 20,000						(599,000)		(579,000)
Balance (in Shares) at Sep. 30, 2020 | shares								20,000	20,000
Net loss														(981,035)		(981,035)
Balance at Sep. 30, 2021								$ 20,000						(1,580,035)		(1,560,035)
Balance (in Shares) at Sep. 30, 2021 | shares								20,000	20,000
Balance (in Dollars)								$ 20,000						(1,580,035)		(1,560,035)
Net loss														(2,663,554)		(2,663,554)
Balance at Sep. 30, 2022								$ 20,000						(4,243,589)		(4,223,589)
Balance (in Shares) at Sep. 30, 2022 | shares								20,000	20,000
Balance (in Dollars)								$ 20,000						(4,243,589)		(4,223,589)
Elimination after combined								$ (20,000)						4,243,589		4,223,589
Elimination after combined (in Shares) | shares								(20,000)	(20,000)
Paid up capital								$ 10,000,100								10,000,100
Paid up capital (in Shares) | shares								13,250,000	13,250,000
Contribution from shareholders										16,364,143						16,364,143
Net loss				$ (156,387)	$ (156,387)	$ (6,830,973)	$ (6,830,973)
Balance at Sep. 30, 2023								$ 10,000,100	$ 1,273,914	16,364,143	$ 2,084,633		$ 8,190	(6,987,360)	$ (892,291)	19,376,883	$ 2,474,446
Balance (in Shares) at Sep. 30, 2023 | shares								13,250,000	13,250,000
Balance (in Dollars)								$ 10,000,100	$ 1,273,914	$ 16,364,143	$ 2,084,633		$ 8,190	$ (6,987,360)	$ (892,291)	$ 19,376,883	$ 2,474,446